Expense Example, No Redemption {- Fidelity Advisor® Equity Income Fund} - 11.30 Fidelity Advisor Equity Income Fund - AMCIZ PRO-13 - Fidelity Advisor® Equity Income Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Equity Income Fund-Class A
Expense Example, No Redemption:
1 Year	$ 663
3 Years	851
5 Years	1,055
10 Years	1,641
Fidelity Advisor Equity Income Fund-Class M
Expense Example, No Redemption:
1 Year	464
3 Years	706
5 Years	966
10 Years	1,710
Fidelity Advisor Equity Income Fund-Class C
Expense Example, No Redemption:
1 Year	175
3 Years	542
5 Years	933
10 Years	2,030
Fidelity Advisor Equity Income Fund - Class I
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	835
Fidelity Advisor Equity Income Fund-Class Z
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	$ 665